UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22612

Wakefield Alternative Series Trust
(Exact name of registrant as specified in charter)

700 17th Street, Suite 1550
Denver, CO 80202
(Address of principal executive offices) (Zip code)

(303) 454-5500
Registrant’s telephone number, including area code

ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
(Name and address of agent for service)

Date of fiscal year end:  June 30

Date of reporting period: July 1, 2015 - December 31, 2015

Item 1.  Reports to Stockholders.

Wakefield FUNDS

SEMI-ANNUAL REPORT

December 31, 2015

www.WakefieldFunds.com | 1-855-243-1815

Table of Contents

Shareholder Letter
Wakefield Managed Futures Strategy Fund	1
Clinton Long Short Equity Fund	5
Portfolio Review
Wakefield Managed Futures Strategy Fund	3
Clinton Long Short Equity Fund	7
Disclosure of Fund Expenses	9
Consolidated Schedule of Investments
Wakefield Managed Futures Strategy Fund	11
Clinton Long Short Equity Fund	18
Statements of Assets and Liabilities	19
Statements of Operations	21
Statement of Changes in Net Assets
Wakefield Managed Futures Strategy Fund	23
Clinton Long Short Equity Fund	24
Financial Highlights
Wakefield Managed Futures Strategy Fund	26
Clinton Long Short Equity Fund	30
Notes to Financial Statements	33
Additional Information	47

Wakefield Managed Futures Strategy Fund	Shareholder Letter

December 31, 2015 (Unaudited)

Dear Shareholder:

The Wakefield Managed Futures Strategy Fund (the “Fund”) commenced investment operations  on September 10, 2012. Currently, the Fund offers Class A Shares (WKFAX ‐ 931046 106) and Class  I Shares (WKFIX ‐ 931046 304).

The period ending December 31, 2015 marked the Fund’s fourteenth full fiscal quarter of trading. The performance of both Class A Shares and Class I Shares were slightly negative and flat for the  six month period ended December 31, 2015. Specifically, Class A Shares were ‐0.20% and Class I Shares were +0.00%. During this period, the Fund underperformed the SG CTA Index (the “Managed Futures Proxy”) which returned +2.40%. In addition, the Fund slightly underperformed the S&P 500® Total Return Index (the “Equities Index”) which returned +0.17% for the period.

The Fund’s objective is to generate “absolute returns” which refers to a strategy that pursues returns independent of a traditional benchmark, like a stock or bond index, by investing in alternative asset classes. The Fund seeks to achieve its investment goal by allocating assets to two principal strategies: (1) Managed Futures and (2) Fixed Income. Based upon its analysis of long‐term historical returns and volatility of various asset classes, the Fund allocates  approximately 25% of its assets to the Managed Futures strategy and approximately 75% of its assets to the Fixed Income strategy.

The primary return driver of the Fund is the Managed Futures component. Managed Futures is a strategy within the “alternative investment” asset class, and generally refers to an actively managed investment approach in which a professional investment manager (“Commodity Trading Advisor”) manages assets directly or through underlying funds, utilizing a proprietary trading program and/or discretionary methodology. Depending on the specific focus and trading  approach, portfolio diversification may center on a certain market/sector or may represent a globally diversified portfolio mix consisting of a wide array of futures, options and foreign exchange contracts.

Wakefield Advisors (“Wakefield”), who acts as Portfolio Manager for the Fund, delegates the management of the Fund’s Managed Futures component to one or more Sub‐Advisers (“Commodity Trading Advisors”). Wakefield oversees the identification, selection and ongoing monitoring of a diversified composite of Commodity Trading Advisors who employ a variety of Managed Futures strategies. Capital not allocated to Managed Futures is invested in a traditional fixed income strategy managed by sub manager, Logan Circle Partners.

Currently, the Fund accesses exposure to Commodity Trading Advisor programs using the DB  Select platform, through a Total Return Swap transaction. DB Select is Deutsche Bank’s $4.9 billion market leading facility for liquid alternative strategies, including Managed Futures trading. As of December 31, 2015, Wakefield had selected eight independent Commodity Trading Advisors who received a specified allocation of the Fund’s Managed Futures component. Wakefield has strategically structured the underlying Managed Futures portfolio to achieve diversification of strategies, markets, geographic regions and investment methodologies with the overall goal of generating consistent, long‐term performance to investors. An investment in the Fund is intended to balance an investor’s existing asset mix by providing a core diversifying component that has the potential to weather a variety of market  and  economic  conditions  and  enhance  overall  portfolio returns.

Semi-Annual Report | December 31, 2015	1

Wakefield Managed Futures Strategy Fund	Shareholder Letter

December 31, 2015 (Unaudited)

We appreciate your participation in the Wakefield Managed Futures Strategy Fund and look forward to providing you with innovative alternative investment solutions.

Sincerely,

Patrick J. Kane	Patrick F. Hart III
Managing Member	Managing Member
Co‐Portfolio Manager	Co‐Portfolio Manager

The Fund, the Sub-Advisers, and the Underlying Strategies may use aggressive investment strategies, which are riskier than those used by typical mutual funds. If the Fund and Sub-Advisers are unsuccessful in applying these investment strategies, the Fund and you may lose more money than if you had invested in another fund that did not invest aggressively. The Fund is subject to risks associated with the Sub-Advisers making trading decisions independently, investing in other investment companies, using a particular style or set of styles, basing investment decisions on historical relationships and correlations, trading frequently, using leverage, making short sales, being non-diversified, and investing in securities with low correlation to the market. The use of leverage may magnify losses.

THERE IS RISK OF LOSS. YOU CAN LOSE MONEY IN A MANAGED FUTURES PROGRAM. Diversification does not eliminate the risk of experiencing investment losses. Investors should carefully consider the investment objectives, risks, charges and expenses.

One may not invest directly in an index.

Patrick J. Kane and Patrick F. Hart III are Registered Representatives of ALPS Distributors, Inc.

2	1-855-243-1815 | www.wakefieldfunds.com

Wakefield Managed Futures Strategy Fund	Portfolio Review

December 31, 2015 (Unaudited)

The Fund's performance figures for the period ended December 31, 2015, as compared to its benchmark:

	6 Months	1 Year	3 Years	Since Inception*
Wakefield Managed Futures Strategy Fund Class A (NAV)	‐0.20%	‐0.91%	0.24%	‐0.58%
Wakefield Managed Futures Strategy Fund Class A (MOP)**	‐5.94%	‐6.57%	‐1.71%	‐2.34%
Wakefield Managed Futures Strategy Fund Class I	0.00%	‐0.70%	0.44%	‐0.39%
SG CTA Index	2.38%	0.03%	5.23%	3.65%
S&P 500 Total Return Index	0.15%	1.38%	15.13%	13.82%

The performance data quoted here represents past performance and is not a guarantee of future results. Investment return and principal value of the fund’s shares will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance comparison includes reinvestment of all dividends and capital gains and current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

*	The Wakefield Managed Futures Strategy Fund began investment operations September 10, 2012 which is the inception date for Class A shares and Class I shares.
**
Performance shown for the Class A Shares at Maximum Offering Price (MOP) includes the Fund’s maximum sales charge of 5.75%. Performance shown at Net Assets Value (NAV) does not include this charge and would have been lower had this charge been taken into account.

The Fund’s total annual operating expenses for Class A Shares are 3.81% (2.15% after fee waiver and reimbursement) and for Class I Shares are 3.56% (1.90% after fee waiver and reimbursement) per the November 1, 2015 prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-243-1815.

The SG CTA Index provides the market with a reliable daily performance benchmark of major commodity trading advisors (CTAs). The SG CTA Index calculates the daily rate of return for a  pool of CTAs selected from the largest investible CTA program as measured by assets under management. Selection of the pool of qualified CTAs used in the construction of the index is conducted annually, with re-balancing on January 1st of each year. For 2016, there are 20 selected CTAs in the SG CTA Index.

The SG CTA Index allows market participants and investors to:

●	Measure aggregate CTA performance on a daily basis
●	Track the performance of a CTA (or a pool of CTAs) against the market
●	Assess the performance of Managed Futures Funds against an index with the same accuracy as is already possible for other asset classes.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of the 500 largest U.S. capitalization stocks and performance does not take into account charges, fees and other expenses.

Semi-Annual Report | December 31, 2015	3

Wakefield Managed Futures Strategy Fund	Portfolio Review

December 31, 2015 (Unaudited)

The chart represents historical performance of a hypothetical investment of $10,000 in the Class A Shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Asset Allocation as of December 31, 2015

These allocations may not reflect the current or future position of the Fund.

4	1-855-243-1815 | www.wakefieldfunds.com

Clinton Long Short Equity Fund	Shareholder Letter

December 31, 2015 (Unaudited)

Dear Shareholder:

The Clinton Long Short Equity Fund (the “Fund”) commenced investment operations on August 8, 2014. Currently, the Fund offers Class A Shares (WKCAX ‐ 931046 403) and Class I Shares (WKCIX ‐ 931046 601).

Wakefield Advisors (“Wakefield”), who acts as Portfolio Manager for the Fund, delegates  the management of the Fund to one or more Sub‐Advisers. As of December 31, 2015,  Wakefield  had selected one independent Sub‐Adviser, the Clinton Group; a New York based SEC Registered Investment Advisor founded in 1991.

The period ending December 31, 2015 marked the Fund’s sixth fiscal quarter of trading. The  performance of both the A Shares and the I Shares were negative for the six month period ended December 31, 2015. Specifically, Class A Shares were ‐16.80% and Class I Shares were ‐16.71%. During this period, the Fund underperformed the S&P 500® Total Return Index (the “Equities Index”) which returned +0.17% for the period.

The Fund’s objective is to generate attractive long‐term capital appreciation with a lower degree of volatility and correlation relative to traditional equity benchmarks. The Fund seeks to achieve its investment objective primarily through investments in long and short positions in equities and equity related securities. In general, Long‐Short Equity strategies take a net long stock position, meaning the total market risk from the long positions is not completely offset by the market risk of the  short positions. Therefore, the total return is a combination of the return from market exposure (beta) plus  any value‐added from stock‐picking or market‐timing (alpha).

In addition, when attractive opportunities present themselves, the Fund may also make targeted Activist investments, acquiring interests in high quality yet underperforming public companies and then strategically working with management to improve operating performance, drive earnings growth and ultimately increase shareholder value.

An investment in the Fund is intended to balance an investor’s existing asset mix by providing a core diversifying component that has the potential to weather a variety of market and economic conditions and enhance overall portfolio returns.

We appreciate your participation in the Clinton Long Short Equity Fund and look forward to providing  you with innovative alternative investment solutions.

Sincerely,

Patrick J. Kane	Patrick F. Hart III
Managing Member	Managing Member
Co‐Portfolio Manager	Co‐Portfolio Manager

The Fund, the Sub-Advisers, and the Underlying Strategies may use aggressive investment strategies, which are riskier than those used by typical mutual funds. If the Fund and Sub-Advisers are unsuccessful in applying these investment strategies, the Fund and you may lose more money than if you had invested in another fund that did not invest aggressively. The Fund is subject to risks associated with the Sub-Advisers making trading decisions independently, investing in other investment companies, using a particular style or set of styles, basing investment decisions on historical relationships and correlations, trading frequently, using leverage, making short sales, being non-diversified, and investing in securities with low correlation to the market. The use of leverage may magnify losses.

Semi-Annual Report | December 31, 2015	5

Clinton Long Short Equity Fund	Shareholder Letter

December 31, 2015 (Unaudited)

THERE IS RISK OF LOSS. YOU CAN LOSE MONEY IN A LONG SHORT EQUITY PROGRAM. Diversification does not eliminate the risk of experiencing investment losses. Investors should carefully consider the investment objectives, risks, charges and expenses.

One may not invest directly in an index.

Patrick J. Kane and Patrick F. Hart III are Registered Representatives of ALPS Distributors, Inc.

6	1-855-243-1815 | www.wakefieldfunds.com

Clinton Long Short Equity Fund	Portfolio Review

December 31, 2015 (Unaudited)

The Portfolio’s performance  figures  for the period ended December  31, 2015, as compared  to  its benchmark:

	6 Months	1 Year	Since Inception*
Clinton Long Short Equity Fund – Class A – (NAV)	‐16.80%	‐18.88%	‐14.88%
Clinton Long Short Equity Fund – Class A – (MOP)	‐20.55%	‐22.53%	‐17.80%
Clinton Long Short Equity Fund – Class I – (NAV)	‐16.71%	‐18.62%	‐13.33%
Clinton Long Short Equity Fund – Class S – (NAV)	‐16.54%	‐18.38%	‐13.09%
S&P 500 Total Return Index	0.15%	1.38%	5.77%

The performance data quoted here represents past performance and is not a guarantee of future results. Investment return and principal value of the fund’s shares will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance comparison includes reinvestment of all dividends and capital gains and current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

*	The Clinton Long Short Equity Fund began investment operations August 13, 2014 which is the inception date for Class I shares.
**
Performance shown for the Class A Shares at Maximum Offering Price (MOP) includes the Fund’s maximum sales charge of 4.50%. Performance shown at Net Assets Value (NAV) does not include this charge and would have been lower had this charge been taken into account.

The Fund’s total annual operating expenses for Class A Shares are 4.09% (2.24% after fee waiver and reimbursement), Class I Shares are 3.84% (1.99% after fee waiver and reimbursement), and for Class S Shares are 3.84% (1.77% after fee waiver and reimbursement) per the November 1, 2015, prospectus. For performance information current to the most recent month-end, please  call  toll-free 1-855-243-1815.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of the 500 largest U.S. capitalization stocks and performance does not take into account charges, fees and other expenses.

Semi-Annual Report | December 31, 2015	7

Clinton Long Short Equity Fund	Portfolio Review

December 31, 2015 (Unaudited)

The chart represents historical performance of a hypothetical investment of $10,000 in the Class I Shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Asset Allocation as of December 31, 2015

These allocations may not reflect the current or future position of the Fund.

8	1-855-243-1815 | www.wakefieldfunds.com

Wakefield Mutual Funds	Disclosure of Fund Expenses

December 31, 2015 (Unaudited)

As a shareholder of the Fund(s), you will incur two types of costs: (1) transaction costs, including applicable sales charges (loads) and redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on July 1, 2015 and held until December 31, 2015.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as sales charges, redemption fees or exchange fees. Therefore, the second line of each table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional  costs were included, your costs would have been higher.

Semi-Annual Report | December 31, 2015	9

Wakefield Mutual Funds	Disclosure of Fund Expenses

December 31, 2015 (Unaudited)

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expense Ratio(a)	Expenses Paid During period 7/1/15 - 12/31/15(b)
Wakefield Managed Futures Strategy Fund
Class A
Actual	$1,000.00	$998.00	2.14%	$10.75
Hypothetical (5% return before expenses)	$1,000.00	$1,014.38	2.14%	$10.84
Class I
Actual	$1,000.00	$1,000.00	1.89%	$9.50
Hypothetical (5% return before expenses)	$1,000.00	$1,015.63	1.89%	$9.58
Clinton Long Short Equity Fund
Class A
Actual	$1,000.00	$832.00	2.24%	$10.32
Hypothetical (5% return before expenses)	$1,000.00	$1,013.88	2.24%	$11.34
Class I
Actual	$1,000.00	$832.90	1.99%	$9.17
Hypothetical (5% return before expenses)	$1,000.00	$1,015.13	1.99%	$10.08
Class S
Actual	$1,000.00	$834.60	1.77%	$8.16
Hypothetical (5% return before expenses)	$1,000.00	$1,016.24	1.77%	$8.97

(a)	The Fund's expense ratios have been based on the Fund's most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184)/366.

10	1-855-243-1815 | www.wakefieldfunds.com

Wakefield Managed Futures Strategy Fund	Consolidated Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount		Value (Note 2)
AGENCY PASS‐THROUGH SECURITIES: 0.20%
Federal National Mortgage Association (FNMA): 0.10%
	FNMA
$20,393	5.500%, 12/01/18	$20,894
Government National Mortgage Association (GNMA): 0.10%
	GNMA
11,954	3.000%, 06/20/38	12,022
6,982	4.500%, 03/16/34	7,206
		19,228
	Total Agency Pass‐Through Securities (Cost $40,624)	40,122
ASSET‐BACKED SECURITIES: 0.90%
	CNH Equipment Trust, Series 2012‐D
9,320	0.650%, 05/16/16	9,317
	GE Dealer Floorplan Master Notes Trust, Series 2014‐2
105,000	0.657%, 10/20/19(a)	104,857
	M&T Bank Auto Receivables Trust, Series 2013‐1
30,382	1.060%, 07/15/16(b)	30,386
	SLM Student Loan Trust, Series 2006‐9
35,158	0.390%, 10/25/22(a)	35,044
	Total Asset‐Backed Securities (Cost $179,782)	179,604
COLLATERALIZED MORTGAGE OBLIGATIONS: 2.11%
Federal Home Loan Bank (FHLB): 0.63%
	FHLB
125,000	0.470%, 06/21/16(a)	124,968
Federal Home Loan Mortgage Corp. (FHLMC): 0.54%
	FHLMC, REMICS
20,789	0.481%, 04/15/18(a)	20,776
49,747	2.500%, 10/15/18	50,430
32,052	5.000%, 05/15/34	33,314
3,777	5.500%, 11/15/16	3,834
		108,354
Federal National Mortgage Association (FNMA): 0.80%
	FNMA, REMICS
37,332	3.000%, 12/25/20	38,034
28,697	3.750%, 08/25/18	29,429

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2015	11

Wakefield Managed Futures Strategy Fund	Consolidated Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount		Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS: 2.11% (continued)
Federal National Mortgage Association (FNMA): 0.80% (continued)
$91,837	5.562%, 07/01/16	$92,076
		159,539
Government National Mortgage Association (GNMA): 0.14%
	GNMA, REMICS
5,832	3.000%, 11/16/30	5,834
17,443	4.000%, 03/16/23	17,779
5,020	4.500%, 01/16/38	5,046
		28,659
	Total Collateralized Mortgage Obligations (Cost $422,549)	421,520
COMMERCIAL MORTGAGE‐BACKED SECURITIES: 5.04%
	ARI Fleet Lease Trust, Series 2013‐A
158,756	0.920%, 11/15/16(b)	158,426
	Chase Issuance Trust
240,000	0.581%, 11/15/18(a)	239,963
200,000	0.601%, 05/15/19(a)	199,868
	Citibank Credit Card Issuance Trust, Series 2013‐A6
140,000	1.320%, 09/07/18	140,290
	Commercial Mortgage Trust, Series 2013‐CR9
46,963	1.344%, 05/10/18	46,821
	Ford Credit Floorplan Master Owner Trust, Series 2015‐4
105,000	0.797%, 08/15/20(a)	104,818
	Morgan Stanley Capital I Trust, Series 2012‐C4
17,256	1.085%, 08/15/16	17,239
	NCUA Guaranteed Notes Trust, 2011‐R1
88,191	0.719%, 01/08/20(a)	88,565
	Santander Drive Auto Receivables Trust, Series 2012‐1C
2,370	3.780%, 11/15/17(a)	2,372
	WFRBS Commercial Mortgage Trust, Series 2012‐C6
6,876	1.081%, 07/15/16	6,870

	Total Commercial Mortgage‐Backed Securities (Cost $1,006,402)	1,005,232
CORPORATE BONDS: 23.01%
Basic Materials: 0.45%
	Monsanto Co., Sr. Unsec. Notes
90,000	0.544%, 11/07/16(a)	89,654

See Notes to Financial Statements.

12	1-855-243-1815 | www.wakefieldfunds.com

Wakefield Managed Futures Strategy Fund	Consolidated Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount		Value (Note 2)
CORPORATE BONDS: 23.01% (continued)
Communications: 1.50%
	AT&T, Inc., Sr. Unsec. Notes
$140,000	0.741%, 02/12/16(a)	$139,941
	Verizon Communications, Inc., Sr. Unsec. Notes
160,000	0.877%, 06/09/17(a)	159,383
		299,324
Consumer, Cyclical: 2.34%
	Daimler Finance North America LLC, Sr. Unsec. Notes
150,000	1.375%, 08/01/17(b)	148,684
	Nissan Motor Acceptance Corp., Unsec. Notes
60,000	1.303%, 09/26/16(a)(b)	59,999
	Volkswagen International Finance N.V., Sr. Unsec. Notes
200,000	0.804%, 11/18/16(a)(b)	197,086
	Walgreens Boots Alliance, Inc., Sr. Unsec. Notes
60,000	0.814%, 05/18/16(a)	59,797
		465,566
Consumer, Non‐cyclical: 1.75%
	Actavis Funding SCS, Sr. Unsec. Notes
120,000	1.289%, 09/01/16(a)	120,093
	Baxalta, Inc., Sr. Unsec. Notes
100,000	1.366%, 06/22/18(a)(b)	99,748
	Becton, Dickinson and Co., Sr. Unsec. Notes
30,000	0.962%, 06/15/16(a)	29,989
	Pfizer, Inc., Sr. Unsec. Notes
100,000	0.812%, 06/15/18(a)	99,695
		349,525
Energy: 1.36%
	Chevron Corp., Sr. Unsec. Notes
80,000	0.532%, 11/15/17(a)	79,663
	Petrobras Global Finance BV, Sr. Unsec. Notes
100,000	2.886%, 03/17/17(a)	91,875
	TransCanada PipeLines Ltd., Sr. Unsec. Notes
100,000	1.096%, 01/12/18(a)	100,183
		271,721

Financials: 13.53%
	American Express Credit Corp., Sr. Unsec. Notes
110,000	0.886%, 09/22/17(a)	109,287
	American Express Credit Corp., Sr. Unsec. Notes, Series MTN
85,000	0.722%, 06/05/17(a)	84,588
50,000	1.875%, 11/05/18	49,895

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2015	13

Wakefield Managed Futures Strategy Fund	Consolidated Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount		Value (Note 2)
CORPORATE BONDS: 23.01% (continued)
Financials: 13.53% (continued)
	Banco Santander Chile, Sr. Unsec. Notes
$150,000	1.221%, 04/11/17(a)(b)	$148,313
	Bank of America Corp., Sr. Unsec. Notes
100,000	1.003%, 08/25/17(a)	99,890
	Bank of Montreal, Sr. Unsec. Notes
100,000	0.571%, 07/14/17(a)	99,713
	Bank of New York Mellon Corp., Sr. Unsec. Notes, Series MTN
50,000	0.666%, 03/04/16(a)	49,999
	Barclays Bank PLC, Sr. Unsec. Notes
200,000	0.944%, 02/17/17(a)	199,942
	Berkshire Hathaway Finance Corp., Sr. Unsec. Notes
165,000	0.621%, 01/12/18(a)	164,705
	Citigroup, Inc., Sr. Unsec. Notes
80,000	1.082%, 11/24/17(a)	79,803
	Fifth Third Bank, Sr. Unsec. Notes
200,000	0.817%, 02/26/16(a)	199,980
	General Electric Capital Corp., Sr. Unsec. Notes
100,000	0.556%, 05/11/16(a)	100,009
	Goldman Sachs Group, Inc., Sr. Unsec. Notes, Series MTN
200,000	1.036%, 03/22/16(a)	199,822
	JPMorgan Chase & Co., Sr. Unsec. Notes, Series H
100,000	1.700%, 03/01/18	99,544
	KeyBank NA, Sr. Unsec. Notes
250,000	0.883%, 11/25/16(a)	250,057
	Korea Development Bank, Sr. Unsec. Notes
200,000	0.945%, 01/22/17(a)	200,133
	Metropolitan Life Global Funding I, Sec. Notes
150,000	0.701%, 04/10/17(a)(b)	150,172
	Morgan Stanley, Sr. Unsec. Notes
100,000	0.765%, 10/18/16(a)	99,814
	PNC Bank NA, Sr. Unsec. Notes
250,000	1.800%, 11/05/18	249,486
	Simon Property Group LP, Sr. Unsec. Notes
60,000	1.500%, 02/01/18(b)	59,531
		2,694,683
Industrials: 0.95%
	Norfolk Southern Corp., Sr. Unsec. Notes
100,000	5.750%, 01/15/16	100,122
	Rockwell Collins, Inc., Sr. Unsec. Notes
90,000	0.862%, 12/15/16(a)	89,855
		189,977

See Notes to Financial Statements.

14	1-855-243-1815 | www.wakefieldfunds.com

Wakefield Managed Futures Strategy Fund	Consolidated Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount		Value (Note 2)
CORPORATE BONDS: 23.01% (continued)
Utilities: 1.13%
	Duke Energy Corp., Sr. Unsec. Notes
$80,000	0.704%, 04/03/17(a)	$79,759
	Duke Energy Progress, Inc., Sec. Notes
80,000	0.652%, 03/06/17(a)	79,788
	Georgia Power Co., Sr. Unsec. Notes
40,000	0.832%, 03/15/16(a)	39,967
	Hydro‐Quebec, Sr. Unsec. Notes
25,000	1.375%, 06/19/17	25,063
		224,577
	Total Corporate Bonds (Cost $4,604,862)	4,585,027
GOVERNMENT BONDS: 18.01%
Foreign Government Bonds: 1.39%
	KFW, Sr. Unsec. Notes
275,000	2.000%, 06/01/16	276,416
U.S. Government Bonds & Notes: 16.62%
	U.S. Treasury Notes
100,000	0.334%, 04/30/17(a)	99,919
400,000	0.383%, 10/31/17(a)	399,876
625,000	0.500%, 07/31/17	620,361
550,000	0.625%, 11/30/17	545,555
670,000	0.625%, 04/30/18	661,527
500,000	0.875%, 12/31/16	500,397
485,000	1.375%, 06/30/18	487,073
		3,314,708
	Total Government Bonds (Cost $3,600,435)	3,591,124

MUNICIPAL BONDS: 1.24%
	State of California General Obligation Bonds
100,000	5.950%, 04/01/16	101,359
	State of Hawaii General Obligation Bonds
45,000	0.731%, 08/01/16	45,046
	State of Illinois Sales Tax Revenue Bonds
100,000	1.360%, 06/15/16	100,277
	Total Municipal Bonds (Cost $246,660)	246,682

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2015	15

Wakefield Managed Futures Strategy Fund	Consolidated Schedule of Investments

December 31, 2015 (Unaudited)

Par Value		Value (Note 2)
SHORT TERM SECURITIES: 30.65%
Commercial Paper: 18.05%(c)
	American Express Credit Corp.
$400,000	0.511%, due 01/21/2016	$399,889
	Dominion Gas Holding LLC
400,000	0.590%, due 01/19/2016	399,882
	DTE Electric Co.
400,000	0.600%, due 01/05/2016	399,973
	Harley‐Davidson Funding Corp.
400,000	0.479%, due 01/11/2016	399,942
	Mass Mutual Life Insurance Co.
400,000	0.258%, due 01/08/2016	399,981
	Motiva Enterprises, LLC
400,000	0.510%, due 01/07/2016	399,967
	Nationwide Life Insurance Co.
400,000	0.290%, due 01/05/2016	399,999
	Northwest Natural Gas Co.
400,000	0.407%, due 01/15/2016	399,938
	Virginia Electric & Power Co.
400,000	0.460%, due 01/11/2016	399,949
		3,599,520

Shares
Money Market Fund: 12.60%
	Blackrock Liquidity Funds TempFund
2,511,164	(7 Day Yield 0.295%)	2,511,164

	Total Short Term Securities (Cost $6,110,684)	6,110,684

	Total Investments: 81.16% (Cost $16,211,998)	16,179,995

	Net Other Assets and Liabilities: 18.84%	3,756,092	(d)

	Net Assets: 100.00%	$19,936,087

 See Notes to Financial Statements.

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Wakefield Managed Futures Strategy Fund	Consolidated Schedule of Investments

December 31, 2015 (Unaudited)

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at December 31, 2015.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the aggregate market value of those securities was $1,052,345, representing 5.28% of net assets.
(c)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(d)	Includes cash which is being held as collateral for swap contracts.

Total Return Swap	Unrealized Appreciation
Deutsche Bank AG London Branch total return swap related to the Wakefield TRS Tracker Series A Index effective September 21, 2012 for 5 years unless earlier terminated. Return to the Fund is based on the total return of the Index which includes an index sponsor fee of 0.75% per annum on the notional amount of the Index. The notional amount of the Index is $20,670,837.	$521,972
Total Net Unrealized Appreciation on Swap Contracts	$521,972

Investment Abbreviations:
BV - Besloten Vennootschap is a Dutch private limited liability company.
LLC - Limited Liability Company.
LP - Limited Partnership.
MTN - Medium Term Notes.
NA - National Association.
N.V. - Naamloze Vennootschap is a Dutch public limited liability corporation.
PLC - Public Limited Company.
REMICS - Real Estate Mortgage Investment Conduits.
SCS - Société en commandite simple.
Sec. - Secured.
Sr. - Senior.
Unsec. - Unsecured.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2015	17

Clinton Long Short Equity Fund	Schedule of Investments

December 31, 2015 (Unaudited)

Shares		Value (Note 2)
COMMON STOCK: 52.46%
Basic Materials: 3.21%
25,200	Stillwater Mining Co.(a)	$215,964
Communications: 9.15%
345,872	EVINE Live, Inc.(a)	615,652
Financials: 2.95%
30,062	Enova International, Inc.(a)	198,710
Technology: 28.33%
344,826	Imation Corp.(a)t	472,412
429,965	Sphere 3D Corp.(a)	649,247
871,791	Violin Memory, Inc.(a)	784,699
		1,906,358
Utilities: 8.82%
301,301	Atlantic Power Corp.	593,563

	Total Common Stock (Cost $5,808,104)	3,530,247

SHORT TERM SECURITY: 41.51%
	Fidelity Institutional Money Market- Money Market Portfolio- Class I
2,794,216	(7 Day Yield 0.288%)	2,794,216
	Total Short Term Security (Cost $2,794,216)	2,794,216

	Total Investments: 93.97% (Cost $8,602,320)	6,324,463

	Net Other Assets and Liabilities: 6.03%	406,268

	Net Assets: 100.00%	$6,730,731

(a)	Non-Income Producing Security.

See Notes to Financial Statements.

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Wakefield Mutual Funds	Statements of Assets and Liabilities

December 31, 2015 (Unaudited)

	Wakefield Managed Futures Strategy Fund(a)	Clinton Long Short Equity Fund
ASSETS:
Investments, at value	$16,179,995	$6,324,463
Deposit with broker for swap contracts	3,263,000	110,000
Cash	7,784	–
Foreign currency, at value (Cost $– and $407,170)	–	394,376
Unrealized appreciation on total return swap contracts	521,972	–
Interest receivable	16,768	866
Receivable from advisor	7,833	6,482
Prepaid expenses and other assets	22,785	29,765
Total assets	20,020,137	6,865,952

LIABILITIES:
Payable for total return swap contracts	–	85,334
Payable for administration fees	24,072	9,960
Payable for audit and legal fees	9,155	9,610
Payable for fund servicing fees (Note 7)	6,625	–
Payable for distribution and service fees Class A	256	375
Payable for transfer agency fees	4,102	2,518
Payable to trustees	103	131
Payable for chief compliance officer fee	28,949	14,582
Accrued expenses and other liabilities	10,788	12,711
Total liabilities	84,050	135,221
NET ASSETS	$19,936,087	$6,730,731

NET ASSETS CONSIST OF:
Paid-in capital	$19,817,377	$11,411,563
Accumulated net investment loss	(268,610)	(162,855)
Accumulated net realized loss on investments, total return swap contracts and foreign currency transactions	(102,649)	(2,227,326)
Net unrealized appreciation/(depreciation) on investments, total return swap contracts and translation of assets and liabilities denominated in foreign currency transactions	489,969	(2,290,651)
NET ASSETS	$19,936,087	$6,730,731

INVESTMENTS, AT COST	$16,211,998	$8,602,320

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2015	19

Wakefield Mutual Funds	Statements of Assets and Liabilities

December 31, 2015 (Unaudited)

	Wakefield Managed Futures Strategy Fund(a)	Clinton Long Short Equity Fund
PRICING OF SHARES:
Class A:
Net Asset Value, offering and redemption price per share	$9.81	$7.76
Net Assets	$1,282,680	$480,493
Shares of beneficial interest outstanding	130,736	61,924
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price	$10.41	N/	A
Maximum offering price per share (NAV/0.9550, based on maximum sales charge of 4.50% of the offering price	N/A	$8.13
Class I:
Net Asset Value, offering and redemption price per share	$9.87	$7.81
Net Assets	$18,653,407	$2,943,023
Shares of beneficial interest outstanding	1,890,229	377,056
Class S:
Net Asset Value, offering and redemption price per share	N/A	$7.81
Net Assets	N/A	$3,307,215
Shares of beneficial interest outstanding	N/A	423,717

(a)	Wakefield Managed Futures Strategy Fund is consolidated with a Cayman Islands exempted company.

See Notes to Financial Statements.

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Wakefield Mutual Funds	Statements of Operations

For the Six Months Ended December 31, 2015 (Unaudited)

	Wakefield Managed Futures Strategy Fund(a)	Clinton Long Short Equity Fund
INVESTMENT INCOME:
Dividends	$–	$19,054
Foreign taxes withheld	–	(3,299)
Interest	49,326	–
Total Investment Income	49,326	15,755

EXPENSES:
Investment advisory fees (Note 7)	147,163	172,876
Operating Services	–	16,973
Administrative fees	80,405	65,616
Fund servicing fees (Note 7)	42,345	–
Distribution and service fees Class A	1,608	2,774
Transfer agency fees	18,988	18,940
Legal and audit fees	17,736	17,982
Custodian fees	3,773	6,284
Trustees' fees and expenses	3,027	3,006
Chief compliance officer fees	18,092	13,690
Offering costs (Note 2)	–	8,883
Registration/filing fees	17,570	21,245
Other	13,043	12,096
Total expenses before waiver/reimbursement	363,750	360,365
Less fees waived/reimbursed by investment advisor (Note 7)
Class A	(9,975)	(18,245)
Class I	(153,496)	(64,300)
Class S	–	(89,064)
Total Net Expenses	200,279	188,756
NET INVESTMENT LOSS	(150,953)	(173,001)

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2015	21

Wakefield Mutual Funds	Statements of Operations

For the Six Months Ended December 31, 2015 (Unaudited)

	Wakefield Managed Futures Strategy Fund(a)	Clinton Long Short Equity Fund
Net realized loss on investments	$(2,429)	$(2,132,556)
Net realized gain on total return swap contracts	–	147,965
Net realized loss on foreign currency transactions	–	(4,689)
Net change in unrealized depreciation of investments	(32,072)	(1,172,995)
Net change in unrealized appreciation/(depreciation) on total return swap contracts	178,004	(130,002)
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currency transactions	–	(12,954)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	143,503	(3,305,231)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,450)	$(3,478,232)

(a)	Wakefield Managed Futures Strategy Fund is consolidated with a Cayman Islands exempted company.

See Notes to Financial Statements.

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Wakefield Managed Futures Strategy Fund	Consolidated Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2015 (Unaudited)	For the Year Ended June 30, 2015
OPERATIONS:
Net investment loss	$(150,953)	$(321,847)
Net realized loss on investments	(2,429)	(878)
Net change in unrealized appreciation on investments and total return swap contracts	145,932	949,480
Net increase/(decrease) in net assets resulting from operations	(7,450)	626,755

SHARE TRANSACTIONS (Note 6):
Class A
Proceeds from sales of shares	244,880	505,988
Cost of shares redeemed, net of redemption fees	(254,233)	(4,084,639)
Class I
Proceeds from sales of shares	792,402	10,150,430
Cost of shares redeemed, net of redemption fees	(2,358,231)	(4,590,019)
Net increase/(decrease) from share transactions	(1,575,182)	1,981,760

Net increase/(decrease) in net assets	(1,582,632)	2,608,515

NET ASSETS:
Beginning of year	21,518,719	18,910,204
End of year*	$19,936,087	$21,518,719
*Includes accumulated net investment loss of:	$(268,610)	$(117,657)

Other Information:
SHARE TRANSACTIONS:
Class A
Sold	24,890	49,867
Redeemed	(25,932)	(430,623)
Net decrease in shares outstanding	(1,042)	(380,756)

Class I
Sold	79,663	1,032,608
Redeemed	(238,182)	(465,965)
Net increase/(decrease) in shares outstanding	(158,519)	566,643

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2015	23

Clinton Long Short Equity Fund	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2015 (Unaudited)	For the Period Ended June 30, 2015(a)
OPERATIONS:
Net investment loss	$(173,001)	$(235,459)
Net realized gain/(loss) on investments	(1,989,280)	704,431
Net change in unrealized depreciation on investments, total return swap contracts and translation of assets and liabilities denominated in foreign currency transactions	(1,315,951)	(974,700)
Net decrease in net assets resulting from operations	(3,478,232)	(505,728)

DISTRIBUTIONS TO SHAREHOLDERS (Note 4):
From net investment income
Class A	–	(9,356)
Class I	–	(4,925)
Class S	–	(87,052)
From net realized gains on investments
Class A	(64,467)	(6,260)
Class I	(255,922)	(5,166)
Class S	(280,790)	(43,296)
Total distributions	(601,179)	(156,055)

SHARE TRANSACTIONS (Note 6):
Class A
Proceeds from sales of shares	211,376	2,856,475
Distributions reinvested	54,109	10,026
Cost of shares redeemed, net of redemption fees	(1,787,347)	(342,192)
Class I
Proceeds from sales of shares	844,085	9,491,329
Distributions reinvested	210,890	5,152
Cost of shares redeemed, net of redemption fees	(5,457,139)	(247,265)
Class S
Proceeds from sales of shares	261,214	12,421,888
Distributions reinvested	137,662	55,735
Cost of shares redeemed, net of redemption fees	(5,654,739)	(1,599,334)
Net increase/(decrease) from share transactions	(11,179,889)	22,651,814

Net increase/(decrease) in net assets	(15,259,300)	21,990,031

NET ASSETS:
Beginning of year	21,990,031	–
End of year*	$6,730,731	$21,990,031
* Includes accumulated net investment income/(loss) of:	$(162,855)	$10,146

See Notes to Financial Statements.

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Clinton Long Short Equity Fund	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2015 (Unaudited)	For the Period Ended June 30, 2015(a)
Other Information:
SHARE TRANSACTIONS:
Class A
Sold	22,991	286,850
Distributions reinvested	6,964	999
Redeemed	(221,764)	(34,114)
Net increase/(decrease) in shares outstanding	(191,809)	253,735

Class I
Sold	90,804	938,478
Distributions reinvested	26,968	512
Redeemed	(655,208)	(24,499)
Net increase/(decrease) in shares outstanding	(537,436)	914,491

Class S
Sold	28,532	1,238,348
Distributions reinvested	17,626	5,551
Redeemed	(706,377)	(159,963)
Net increase/(decrease) in shares outstanding	(660,219)	1,083,936

(a)	For the period August 13, 2014 (Inception of Class I and Class S. Inception date of Class A was September 3, 2014) to June 30, 2015.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2015	25

Wakefield Managed Futures Strategy Fund – Class A	Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

	For the Six Months Ended December 31, 2015(a) (Unaudited)		For the Year Ended June 30, 2015(a)	For the Year Ended June 30, 2014(a)	For the Period September 10, 2012 (Inception) to June 30, 2013(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.83		$9.46	$9.45	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.08)		(0.18)	(0.15)	(0.11)
Net realized and unrealized gain/(loss) on investments	0.06		0.55	0.16	(0.44)
Total from investment operations	(0.02)		0.37	0.01	(0.55)
REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 6)	-		0.00 (c)	0.00 (c)	0.00	(c)
INCREASE/(DECREASE) IN NET ASSET VALUE	(0.02)		0.37	0.01	(0.55)
NET ASSET VALUE, END OF PERIOD	$9.81		$9.83	$9.46	$9.45

TOTAL RETURN(d)	(0.20%	)(e)	3.91%	0.11%	(5.50%	)(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000's)	$1,283		$1,295	$4,850	$7,280

RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding fee waivers/reimbursements	3.69	%(f)	3.85%	4.15%	4.35	%(f)
Operating expenses including fee waivers/reimbursements	2.14	%(f)	2.14%	2.14%	2.14	%(f)
Net investment loss including fee waivers/reimbursements	(1.67%	)(f)	(1.83%)	(1.65%)	(1.48%	)(f)

PORTFOLIO TURNOVER RATE(g)	56	%(e)	93%	94%	85	%(e)

(a)	Per share amounts and ratios to average net assets include income and expenses of the WMFS Fund Limited (wholly-owned subsidiary), exclusive of the subsidiary's management fee.
(b)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

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Wakefield Managed Futures Strategy Fund – Class A	Consolidated Financial Highlights

For a share outstanding throughout the periods presented.
(c)	Less than $0.005 per share.
(d)	Total return does not reflect the effect of sales charges.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2015	27

Wakefield Managed Futures Strategy Fund – Class I	Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

	For the Six Months Ended December 31, 2015(a) (Unaudited)		For the Year Ended June 30, 2015(a)	For the Year Ended June 30, 2014(a)	For the Period September 10, 2012 (Inception) to June 30, 2013(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.87		$9.49	$9.46	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.07)		(0.16)	(0.13)	(0.11)
Net realized and unrealized gain/(loss) on investments	0.07		0.54	0.16	(0.43)
Total from investment operations	0.00		0.38	0.03	(0.54)
REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 6)	0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)
INCREASE/(DECREASE) IN NET ASSET VALUE	0.00		0.38	0.03	(0.54)
NET ASSET VALUE, END OF PERIOD	$9.87		$9.87	$9.49	$9.46

TOTAL RETURN	-	%(d)	4.00%	0.32%	(5.40%	)(d)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000's)	$18,653		$20,224	$14,060	$15,983

RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding fee waivers/reimbursements	3.45	%(e)	3.55%	3.90%	4.43	%(e)
Operating expenses including fee waivers/reimbursements	1.89	%(e)	1.89%	1.89%	1.89	%(e)

Net investment loss including fee waivers/reimbursements	(1.42%	)(e)	(1.59%)	(1.42%)	(1.37%	)(e)

PORTFOLIO TURNOVER RATE(f)	56	%(d)	93%	94%	85	%(d)

See Notes to Financial Statements.

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Wakefield Managed Futures Strategy Fund – Class I	Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

(a)	Per share amounts and ratios to average net assets include income and expenses of the WMFS Fund Limited (wholly-owned subsidiary), exclusive of the subsidiary's management fee.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2015	29

Clinton Long Short Equity Fund – Class A	Financial Highlights

For a share outstanding throughout the period presented.

	For the Six Months Ended December 31, 2015 (Unaudited)		For the Period September 3, 2014 (Inception) to June 30, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$9.73		$10.12
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.09)		(0.17)
Net realized and unrealized loss on investments	(1.54)		(0.13)
Total from investment operations	(1.63)		(0.30)
LESS DISTRIBUTIONS:
From net investment income	–		(0.05)
Distributions from net realized gain on investments	(0.34)		(0.04)
Total distributions	(0.34)		(0.09)
DECREASE IN NET ASSET VALUE	(1.97)		(0.39)
NET ASSET VALUE, END OF PERIOD	$7.76		$9.73

TOTAL RETURN(b)	(16.80%	)(c)	(2.98%	)(c)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000's)	$480		$2,470

RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding fee waivers/reimbursements	3.88	%(d)	3.94	%(d)
Operating expenses including fee waivers/reimbursements	2.24	%(d)	2.24	%(d)
Net investment loss including fee waivers/reimbursements	(2.07%	)(d)	(2.09%	)(d)

PORTFOLIO TURNOVER RATE(e)	122	%(c)	515	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Total return does not reflect the effect of sales charges.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is calculated at the Fund level.

See Notes to Financial Statements.

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Clinton Long Short Equity Fund – Class I	Financial Highlights

For a share outstanding throughout the period presented.

	For the Six Months Ended December 31, 2015 (Unaudited)		For the Period August 13, 2014 (Inception) to June 30, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$9.78		$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.08)		(0.17)
Net realized and unrealized gain/(loss) on investments	(1.55)		0.02
Total from investment operations	(1.63)		(0.15)
LESS DISTRIBUTIONS:
From net investment income	–		(0.03)
Distributions from net realized gain on investments	(0.34)		(0.04)
Total distributions	(0.34)		(0.07)
DECREASE IN NET ASSET VALUE	(1.97)		(0.22)
NET ASSET VALUE, END OF PERIOD	$7.81		$9.78

TOTAL RETURN	(16.71%	)(b)	(1.50%	)(b)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000's)	$2,943		$8,941

RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding fee waivers/reimbursements	3.62	%(c)	3.59	%(c)
Operating expenses including fee waivers/reimbursements	1.99	%(c)	1.99	%(c)
Net investment loss including fee waivers/reimbursements	(1.84%	)(c)	(1.91%	)(c)

PORTFOLIO TURNOVER RATE(d)	122	%(b)	515	%(b)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Not annualized.
(c)	Annualized.
(d)	Portfolio turnover rate is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2015	31

Clinton Long Short Equity Fund – Class S	Financial Highlights

For a share outstanding throughout the period presented.

	For the Six Months Ended December 31, 2015 (Unaudited)		For the Period August 13, 2014 (Inception) to June 30, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$9.76		$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.07)		(0.14)
Net realized and unrealized gain/(loss) on investments	(1.54)		0.01
Total from investment operations	(1.61)		(0.13)
LESS DISTRIBUTIONS:
From net investment income	–		(0.07)
Distributions from net realized gain on investments	(0.34)		(0.04)
Total distributions	(0.34)		(0.11)
DECREASE IN NET ASSET VALUE	(1.95)		(0.24)
NET ASSET VALUE, END OF PERIOD	$7.81		$9.76

TOTAL RETURN	(16.54%	)(b)	(1.33%	)(b)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000's)	$3,307		$10,579

RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding fee waivers/reimbursements	3.62	%(c)	3.97	%(c)
Operating expenses including fee waivers/reimbursements	1.77	%(c)	1.77	%(c)
Net investment loss including fee waivers/reimbursements	(1.61%	)(c)	(1.60%	)(c)

PORTFOLIO TURNOVER RATE(d)	122	%(b)	515	%(b)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Not annualized.
(c)	Annualized.
(d)	Portfolio turnover rate is calculated at the Fund level.

See Notes to Financial Statements.

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Notes to Financial Statements

December 31, 2015 (Unaudited)

NOTE 1 – ORGANIZATION

The Wakefield Alternative Series Trust (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust was organized on September 30, 2011 as a Delaware statutory trust. The Trust currently offers shares of beneficial interest (“shares”) of the Wakefield Managed Futures Strategy Fund and Clinton Long Short Equity Fund (the “Funds”). The Funds commenced investment operations on September 10, 2012 and August 13, 2014 respectively.

The Wakefield Managed Futures Strategy Fund (the “Wakefield Fund”) is a diversified portfolio which seeks to generate absolute returns. The Fund currently offers Class A shares, Class C shares and Class I shares. The Clinton Long Short Equity Fund (the “Clinton Fund”) is a diversified portfolio which seeks capital appreciation. The Fund currently offers Class A shares, Class C shares, Class S shares and Class I shares. The Board of Trustees (the “Trustees”) may establish additional Funds and classes of shares at any time in the future without shareholder approval. The Class C shares  are currently not operational as of December 31, 2015.

The Wakefield Fund did not have any operations before September 10, 2012, other than those relating to the sale and issuance of 10,000 common shares, in the amount of 5,000 and 5,000 shares for Class A and Class I shares, respectively, to Wakefield Advisors, LLC (“Wakefield Advisors” or the “Advisor”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are considered investment companies for financial reporting purposes under GAAP.

Use of Estimates: The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the consolidated financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The consolidated financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on December 31, 2015.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of their net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the period ended December 31, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Semi-Annual Report | December 31, 2015	33

Notes to Financial Statements

December 31, 2015 (Unaudited)

Investments in a Wholly-Owned Subsidiary: The Wakefield Fund seeks exposure by investing in securities of limited partnerships, corporations, limited liability companies and other types of pooled investment vehicles, including commodity pools (collectively, "Underlying Funds") as well  as in swap contracts and structured notes through investments in the WMFS Fund Limited, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Wakefield Advisors acts as investment advisor to the Fund and the investment advisor to the Subsidiary. The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS rulings.

Basis for Consolidation for the Wakefield Managed Futures Strategy Fund: The Subsidiary, a Cayman Islands exempted company, was incorporated on April 10, 2012 as a wholly-owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives. As a wholly-owned subsidiary of the Fund, all assets and liabilities, income and expense of the portfolio are consolidated in the financial statements and financial highlights of the Fund. As of December 31, 2015, the net assets of the Fund are $19,936,087 of which $3,777,984, or 18.95% are represented in the Fund’s ownership of all issued shares and voting rights of the Subsidiary.

Portfolio Valuation: The net asset value (“NAV”) will be computed based upon the value of the securities and other assets and liabilities held by the Funds. The NAV is determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Standard Time) on each day the NYSE is open for trading.

U.S. Government and Agency Securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. All other debt securities having a remaining maturity of greater than 60 days, are typically valued by using market quotations or a matrix method provided by a pricing service. Debt securities having a maturity of less than 60 days are valued at amortized cost. If  prices are not available from the pricing service, then the securities will be priced at “fair value.”

Swaps are priced based on valuations provided by an independent and/or executing  broker, pricing service and/or Sub-Administrator if available. If a price is not available, then “fair-value” procedures will be used.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the high cost method.  Interest income, adjusted  for  accretion  of discounts  and amortization  of premiums,  is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

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Notes to Financial Statements

December 31, 2015 (Unaudited)

Expenses: Expenses that are specific to a class of shares of the Funds are charged directly to that share class. All of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Funds are charged to the operations of such class.

Offering Costs: Offering costs consisting primarily of legal fees related to preparing the initial registration statement, printing expenses for the initial registration statement and blue sky registration fees are deferred and will be amortized over a twelve month period from the  inception of Fund.

Organizational Costs: Wakefield Advisors, on behalf of the Funds has assumed organizational costs of $35,840 for the Trust.  The Advisor shall be entitled to recoup such amounts for a period  of up to three years from the date such amounts were assumed.

Distributions: The Wakefield Fund intends to distribute substantially all of its net investment income at least quarterly and net capital gains annually. The Clinton Fund intends to distribute substantially all of its net investment income and net capital gains annually.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in capital, depending upon the type of book/tax differences that may exist.

Fair Value Measurements: The Funds disclose the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Semi-Annual Report | December 31, 2015	35

Notes to Financial Statements

December 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair  value  measurement  in  its  entirety.  The  designated  input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Funds’ as of December 31, 2015:

Wakefield Managed Futures Strategy Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Agency Pass-Through Securities	$–	$40,122	$–	$40,122
Asset-Backed Securities	–	179,604	–	179,604
Collateralized Mortgage Obligations	–	421,520	–	421,520
Commercial Mortgage-Backed Securities	–	1,005,232	–	1,005,232
Corporate Bonds	–	4,585,027	–	4,585,027
Government Bonds	–	3,591,124	–	3,591,124
Municipal Bonds	–	246,682	–	246,682
Short Term Securities
Commercial Paper	–	3,599,520	–	3,599,520
Money Market Fund	2,511,164	–	–	2,511,164
TOTAL	$2,511,164	$13,668,831	$–	$16,179,995

Other Financial Instruments(a)
Assets
Total Return Swap	$–	$521,972	$–	$521,972
TOTAL	$–	$521,972	$–	$521,972

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Notes to Financial Statements

December 31, 2015 (Unaudited)

Clinton Long Short Equity Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$3,530,247	$–	$–	$3,530,247
Short Term Securities	2,794,216	–	–	2,794,216
TOTAL	$6,324,463	$–	$–	$6,324,463

For the period ended December 31, 2015, there have been no significant changes to the Funds’ fair value methodologies. There were transfers between Levels 1 and 2. It is the Funds’ policy to recognize transfers at the end of the reporting period.

Transfers into and out of Levels 1 and 2 as of December 31, 2015 were as follows:

	Level 1		Level 2
Wakefield Managed Futures Strategy Fund	Transfer In	Transfers (Out)	Transfer In	Transfers (Out)
Short Term Securities	$2,511,164			$(2,511,164)
Total	$2,511,164	$	$–	$(2,511,164)

For the period ended December 31, 2015, the Funds did not have investments with significant unobservable inputs (Level 3) used in determining fair value.

NOTE 3 – DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds may use derivatives (including futures, options and options on futures) to enhance returns or hedge against market declines. The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities  and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Funds. The use of leverage may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Funds’ potential for gain or loss and, therefore, amplify the effects of market volatility on the Funds’ share price. Because option premiums paid or received are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

Semi-Annual Report | December 31, 2015	37

Notes to Financial Statements

December 31, 2015 (Unaudited)

Market Risk Factors: In pursuit of its investment objective, the Funds seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they  relate  to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security  will  increase  as  the  dollar  depreciates  against  the currency.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure  and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty  will  not  fulfill  its  obligation  to the  Funds.  Associated  risks  can be different for each type of derivative and are discussed by each derivative type in  the  notes  that follow.

Swap Agreements: The Funds’ may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements, as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Funds than if the Funds had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index).

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Notes to Financial Statements

December 31, 2015 (Unaudited)

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security index or market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. Total return swaps can be designed with any underlying asset agreed between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case  may be, only the  net  amount  of  the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Funds’ current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements to limit any potential leveraging of a Fund’s portfolio. The Fund's maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Obligations under swap  agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities.

Whether the Funds’ use of swap agreements will be successful in furthering its investment objective will depend on Wakefield Advisor’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount  expected  to  be  received  under  a  swap  agreement  in  the  event  of  the  default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the “Code”), may limit a Fund’s ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Semi-Annual Report | December 31, 2015	39

Notes to Financial Statements

December 31, 2015 (Unaudited)

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

Derivatives Instruments: The following tables disclose the amounts related to the Funds’ use of derivative instruments.

The effect of derivatives instruments on the Consolidated Statement of Assets and Liabilities as of December 31, 2015:

Derivatives Not Accounted for as Hedging Instruments	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Fair Value	Liabilities Derivatives Consolidated Statement of Assets and Liabilities Location	Fair Value
Wakefield Managed Futures Strategy Fund
Equity Contracts (Total Return Swaps)	Unrealized appreciation on toal return swap contracts	$521,972	Unrealized depreciation on total return swap contracts	$–
		$521,972		$–

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Notes to Financial Statements

December 31, 2015 (Unaudited)

The effect of derivatives instruments on the Consolidated Statement of Operations for the period ending December 31, 2015:

Derivatives Instruments	Location of Gain on Derivatives Recognized in Income	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation on Derivatives Recognized in Income
Wakefield Managed Futures Strategy Fund
Equity Contracts (Total Return Swaps)	Net realized gain on total return swap contracts/Net change in unrealized appreciation/(depreciation) on total return swap contracts	$–	$178,004
		$–	$178,004
Clinton Long Short Equity Fund
Equity Contracts (Total Return Swaps)	Net realized gain on total return swap contracts/Net change in unrealized appreciation/(depreciation) on total return swap contracts	$147,965	$(130,002)
		$147,965	$(130,002)

The Wakefield Managed Futures Strategy Fund's average notational value for total return swaps is indicative of the activity in the portfolio for the period ended December 31, 2015.

The Clinton Fund’s average notional value for total return swaps is $467,483 for long positions and $(349,800) for short positions for the period ended December 31, 2015.

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

Semi-Annual Report | December 31, 2015	41

Notes to Financial Statements

December 31, 2015 (Unaudited)

The following table presents financial instruments that are subject to enforceable netting arrangements or other similar agreements as of December 31, 2015:

Wakefield Managed Futures Strategy Fund Offsetting of Derivatives Assets
				Gross Amounts Not Offset in the Statement of Financial Position
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments (a)	Cash Collateral Received	Net Amount
Total Return Swaps	$521,972	$–	$521,972	$–	$–	$521,972
Total	$521,972	$–	$521,972	$–	$–	$521,972

(a)	These amounts are limited to the derivative liability balance and, accordingly, do not include excess collateral pledged.

NOTE 4 – TAX BASIS INFORMATION

Tax Basis of Investments: The differences between book-basis and tax-basis are primarily due to the treatment of derivatives. As of December 31, 2015, the cost of securities on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

	Wakefield Managed Futures Strategy Fund	Clinton Long Short Equity Fund
Cost of investments for income tax purposes	$16,211,998	$9,794,725
Gross appreciation (excess of value over tax cost)	$234,308	$(1,178,161)
Gross depreciation (excess of tax cost over value)	(266,311)	(2,292,101)
Net unrealized depreciation	$(32,003)	$(3,470,262)

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund.

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Notes to Financial Statements

December 31, 2015 (Unaudited)

	Wakefield Managed Futures Strategy Fund	Clinton Long Short Equity Fund
Ordinary Income	$–	$156,055
Long-term capital gains	–	–
Total	$–	$156,055

NOTE 5 – SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding U.S. Government Obligations and short-term securities during the period ended December 31, 2015, were as follows:

	Cost of Investments Purchased	Proceeds From Investments Sold
Wakefield Managed Futures Strategy Fund	$1,638,113	$4,112,583
Clinton Long Short Equity Fund	9,021,100	7,432,486

Purchases and sales of securities, including only U.S. Government Obligations during the period ended December 31, 2015, were as follows:

	Cost of Investments Purchased	Proceeds From Investments Sold
Wakefield Managed Futures Strategy Fund	$4,057,905	$2,160,132
Clinton Long Short Equity Fund	–	–

NOTE 6 – BENEFICIAL INTEREST TRANSACTIONS

The Trust has an unlimited number of shares with no par value per share. The Funds charge a 1.00% redemption fee that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of your initial purchase of shares in the Fund. The Wakefield Fund received $198 in redemption fees and the Clinton Fund received no redemption fees during the period ended December 31, 2015.

Semi-Annual Report | December 31, 2015	43

Notes to Financial Statements

December 31, 2015 (Unaudited)

Principal Shareholders: A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund. A control person is one who owns, either directly or indirectly more than 25% of the voting securities of a company or acknowledges the existence of control. As of December 31, 2015, the following were shareholders that owned greater than 5% or greater of any class of the Funds’ outstanding shares:

Wakefield Fund	Clinton Fund
Class A	Class A
Oppenheimer & Co. - 87.53%	Oppenheimer & Co. – 67.73%
PERSHING LLC – 22.21%
National Financial Services LLC – 9.26%
Class I	Class I
National Financial Services LLC - 73.00%	Oppenheimer & Co. – 52.47%
UBS Wealth Management - 23.22%	PERSHING LLC – 26.55%
National Financial Services LLC – 20.40%
Class S
GEH Capital Inc. – 99.52%

NOTE 7 - INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS

Wakefield Advisors serves as the investment advisor to the Funds. Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) with the Funds, Wakefield Advisors is entitled to an investment advisory fee, computed daily and payable monthly of 1.40% of the average daily net assets of the Wakefield Fund and 1.75% of the average daily net assets of the Clinton Fund.

The Trust and Wakefield Advisors have entered into an investment sub-advisory agreement with Logan Circle Partners, L.P. (“Logan Circle Partners” or the “Wakefield Fund Sub-Advisor”). Pursuant to this agreement, the Advisor pays the Sub-Advisor a monthly fee that varies depending on the amount of assets under the Sub-Advisor’s management.

The Trust and Wakefield Advisors have entered into an investment sub-advisory agreement with Clinton Group, Inc. (“Clinton Group” or the “Clinton Fund Sub-Advisor”). Pursuant to this agreement, the Advisor pays the Sub-Advisor a monthly fee that varies depending on the amount of assets under the Sub-Advisor’s management.

The Advisor has contractually agreed to waive management fees and/or reimburse the Funds for expenses it incurs, at least until October 31, 2016, but only to the extent necessary to maintain the Funds’ total annual operating expenses (including offering and organization costs) after fee waivers and/or reimbursement (excluding 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Funds may invest, or extraordinary expenses such as litigation) at 1.89% of the average daily net assets with respect to each share class for the Wakefield Fund and 1.99% of the average daily net assets with respect to for Class A and Class I and 1.77% for Class S for the Clinton Fund. Any waiver or reimbursement by the Advisor is subject to repayment by the Funds within the three fiscal years following the fiscal year in which the waiver or reimbursement occurred, if the Funds are able to make the repayment without exceeding its current expense limitations and the repayment is approved by the Board of Trustees. For the period ended December 31, 2015 the fee waivers and/or reimbursements were $163,471 and $171,609 for the Wakefield Fund and Clinton Fund respectfully.

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Notes to Financial Statements

December 31, 2015 (Unaudited)

As of December 31, 2015, waivers or reimbursements (including offering costs and the previously waived organizational costs) that may potentially be made by the Funds to the Advisor were as follows:

Wakefield Managed Future Strategy Fund

Expiring	Amount
May 24, 2016	$35,840
June 30, 2016	365,143
June 30, 2017	408,992
June 30, 2018	331,600
$1,141,575

Clinton Long Short Equity Fund

Expiring	Amount
June 30, 2018	$274,237
$274,237

Distribution Agreement: ALPS Distributors, Inc. (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Funds pursuant to a Distribution Agreement with the Trust. The offering of the Fund’s shares is continuous.

The Funds has adopted a Distribution Plan (the “Distribution Plan”) pursuant to Rule 12b-1 of the 1940 Act, which allows the Funds to pay for the sale and distribution of its shares at an annual rate of 0.25% of the Funds' average daily net assets attributable to Class A shares and up to 1.00% of the Funds' average daily net assets attributable to Class C shares.

Administration, Bookkeeping and Pricing Agreement: ALPS Fund Services, Inc. (“ALPS”) serves as Administrator pursuant to a Fund Accounting and Administration Agreement with the Trust. As such, ALPS provides all necessary administration, bookkeeping and pricing services to the Funds, including portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services.

Transfer Agency and Service Agreement: ALPS serves as transfer agent and dividend disbursing agent to the Funds pursuant to a Transfer Agency and Service Agreement with the Trust. Under the Transfer Agency and Service Agreement, ALPS has agreed to: (i) issue and redeem shares of the Funds; (ii) make dividend payments and other distributions to shareholders of the Funds; (iii) responds to correspondence by the Funds' shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Funds.

Acquired Fund Fees and Expenses: The Subsidiary has entered into a separate contract with Pyxis Global Financial Services, LLC (“Pyxis”) pursuant to which the Subsidiary pays for fund services at the following notional asset levels and annual rates; notional asset levels of $156,000,000 or less the monthly minimum of $6,500, $156,000,001 to $500,000,000 at 0.05%, $500,000,001 to $1,000,000,000 at 0.03%, and $1,000,000,001 and greater at 0.02%. The fees are due and payable to Pyxis monthly.

Semi-Annual Report | December 31, 2015	45

Notes to Financial Statements

December 31, 2015 (Unaudited)

Wakefield Advisors is responsible for the Subsidiary's day-to-day business pursuant to an investment advisory agreement with the Subsidiary. Under this agreement, the Advisor provides the Subsidiary with the same type of management services, under the same terms, as are provided to the Fund. The advisory agreement with the Subsidiary provides for automatic termination upon the termination of the investment advisory agreement with respect to the Fund. The Wakefield Fund pays the Advisor a fee for its services. The Advisor has contractually agreed to waive the management fee it receives from the Wakefield Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Wakefield Fund invests in the Subsidiary, and may not be terminated by the Advisor unless it first obtains the prior approval of the Fund's Board of Trustees for such termination.

The Subsidiary has also entered into separate contracts for the provision of custody, transfer agency, and audit services with the same service providers that provide those services to the Wakefield Fund. The Subsidiary will also bear the fees and expenses incurred in connection with the custody, transfer agency and audit services that it receives.

NOTE 8 – INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9 – TRUSTEE AND OFFICERS

The Funds do not pay any compensation directly to the officers or trustees who are also trustees, officers or employees of Wakefield Advisor or its affiliates, except as noted below. As of December 31, 2015, there were four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each an “Independent Trustee”). The Funds pay each Independent Trustee an annual fee of $4,000, as well as reimbursement for any reasonable expenses incurred attending the meetings. The Trust does not have a bonus, profit sharing, pension or retirement plan.

NOTE 10 – Subsequent Events

Effective December 22, 2015, the Board has determined that it is in the best interests of the shareholders of the Clinton Long Short Equity Fund to liquidate and terminate operations. The liquidation of the Fund is expected to be effective on January 8, 2016 or at such other time as may be authorized by the Board (the “Liquidation Date”). Termination of the Fund is expected to occur as soon as practicable following liquidation. Effective as of market close on December 22, 2015, the Fund ceased accepting subscriptions from new or existing investors. The Fund anticipates making a distribution of any income and/or capital gains of the Funds in connection with its liquidation.

46	1-855-243-1815 | www.wakefieldfunds.com

Additional Information

December 31, 2015 (Unaudited)

1 – PROXY VOTING GUIDELINES

Wakefield Advisors is responsible for exercising the voting rights associated with the securities purchased and held by the Fund. A description of the policies and procedures that Wakefield Advisors uses in fulfilling this responsibility and information regarding how those proxies were voted since inception are available without charge upon request by calling 1-855-243-1815. These items are also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2 – QUARTERLY PORTFOLIO DISCLOSURE

Wakefield Advisors files a complete listing of portfolio holdings for the Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1-855-243-1815. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

3 – CONSIDERATION AND RENEWAL OF INVESTMENT MANAGEMENT AGREEMENT

At an in person meeting held September 9, 2015, the Trustees reviewed a memorandum noting specific factors the Trustees should consider in evaluating an investment advisory contract, which include, but are not limited to, the following: the investment performance of the Funds and other accounts managed by the investment adviser; the nature, extent and quality of the services to be provided by the investment adviser to the Funds; the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale will be realized as the Funds grow; and whether the fee levels reflect these economies of scale to the benefit of shareholders.

The Trustees noted they had previously approved the Management Agreement with the Adviser for each of the Funds The Trustees deliberations as to the approval of the Management Agreement are summarized below.

The nature, quality, and extent of services provided by the Adviser and the Sub-Advisers. The Independent Trustees reviewed the services provided by the Adviser and each sub-adviser, Logan Circle Partners, L.P. (“Logan Circle”) for the Wakefield Fund and Clinton Group, Inc. (“Clinton”) for the Clinton Fund (collectively, the “Sub-Advisers”) and the qualifications and backgrounds of the persons responsible for managing and providing services to the Funds. They also considered the financial information regarding the Adviser and the Sub-Advisers that had been provided to them to assess whether adequate resources were available to provide the level of service expected to be provided to the Fund. The Independent Trustees also discussed information set forth in the Form ADV (Parts 1 and 2) for the Adviser and the Sub-Advisers which provided information about each firm, its management and personnel, and its business activities and affiliations. The Independent Trustees also noted that neither the Adviser nor any of the Sub-Advisers had any material compliance issues or regulatory examination findings for the period. Based on their review, the Independent Trustees determined that each of the Adviser and the Sub-Advisers and its respective personnel are well-qualified to provide all required services to the Funds and were providing services that are of high quality, and that each firm has (or has access to) appropriate resources to continue to provide such services.

Semi-Annual Report | December 31, 2015	47

Additional Information

December 31, 2015 (Unaudited)

The performance of the Fund, the Adviser, and the Sub-Advisers and comparative performance information. The Independent Trustees also reviewed the performance of the Funds relative to mutual funds in each Fund’s peer groups. They concluded that the performance of the Funds was not unreasonable and that the investment methodology being employed in the management of the Funds was delivering value to each Fund and its shareholders.

The cost of services provided and profits realized by the Adviser and the Sub-Advisers under the Advisory Agreements. The Independent Trustees also considered the fees paid by the Funds under the Advisory Agreements. They considered the information related to advisory fees of other mutual funds in each Fund’s peer groups and evaluated the advisory fee arrangements for the Funds in light of this information and the factors that judicial decisions have specified as pertinent generally, noting the admonition in Jones about relying too heavily on fee comparisons. The Independent Trustees noted that the advisory and net expense ratios for each Fund were within the range of each Fund’s respective peer group and Morningstar category. The Independent Trustees also noted the Adviser’s intention to renew the operating expense limitation agreements with each Fund.

The Independent Trustees reviewed the information regarding the profitability of the Adviser’s and the Sub-Advisers’ relationships with the Funds. After reviewing this information and other information discussed at the meeting, the Independent Trustees noted that neither the Adviser nor each Sub-Adviser is realizing a profit from their relationships with the Funds. A representative from the Adviser noted that the current inability to realize a profit would not hinder the Adviser’s continued provision of services to each Fund.

Based on the foregoing considerations, the Independent Trustees determined that they were satisfied that each Fund's advisory fee rate is consistent with applicable standards and is reasonable and fair.

Ancillary benefits received by the Adviser and the Sub-Advisers due to their relationships with the Funds. The Independent Trustees considered whether any ancillary benefits accrue to the Adviser or each Sub-Adviser through their relationships with the Funds. It was noted, in this regard, that representatives of the Adviser and each Sub-Adviser had not identified any significant indirect benefits from their relationship with the Funds.

The extent to which economies of scale exist and if those economies of scale are passed on to each Fund and its shareholders. The Independent Trustees noted that economies of scale are generally realized when a fund’s assets increase significantly. The Independent Trustees noted that, as the Clinton Fund was recently formed, it has not yet reached a size for the Adviser and the Clinton Sub-Adviser to realize economies of scale in the costs of providing services that could be shared with the Clinton Fund. With respect to the Wakefield Fund, the assets have not yet reached a size for the Adviser and Logan Circle to realize economies of scale in the costs of providing services that could be shared with the Wakefield Fund. The Independent Trustees determined that they would revisit this issue at an appropriate time in the future.

It was noted that the Independent Trustees considered these factors and other factors deemed pertinent and that there was no one factor that was dispositive.

48	1-855-243-1815 | www.wakefieldfunds.com

Must be preceded or accompanied by a prospectus.

Fund distributed by ALPS Distributors, Inc.

Item 2.  Code of Ethics.

Not applicable to this report.

Item 3.  Audit Committee Financial Expert.

Not applicable to this report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to registrant.

Item 6.  Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to registrant.

Item 10.  Submission of Matters to Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.
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(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to this report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex.99.Cert.

(a)(3)	Not applicable.

(b)	A certification of the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex.99.906.Cert.
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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wakefield Alternative Series Trust

By:	/s/ Patrick F. Hart III
Patrick F. Hart III, President
(Principal Executive Officer)
Date:	March 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick F. Hart III
Patrick F. Hart III, President
(Principal Executive Officer)
Date:	March 8, 2016

By:	/s/ Patrick J. Kane
Patrick J. Kane, Treasurer
(Principal Financial Officer)
Date:	March 8, 2016

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